COMBINED STATEMENT OF INCOME (LOSS) (UNAUDITED) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales	$ 7,260	$ 6,822	$ 33,239	$ 29,654	$ 33,006
Cost of sales	6,109	5,903	28,421	26,196	28,061
Gross profit	1,150	919	4,818	3,458	4,945
Selling, general, and administrative expenses	1,202	1,186	4,845	5,360	4,821
Research and development expenses	237	202	896	979	1,008
Operating income (loss)	(289)	(469)	(923)	(2,881)	(884)
Interest and other financial charges – net	(14)	(21)	(98)	(151)	(172)
Non-operating benefit income	134	139	567	188	159
Other income (expense) – net (Note 17)	73	(64)	324	370	33
Income (loss) before income taxes	(96)	(415)	(130)	(2,474)	(864)
Provision (benefit) for income taxes (Note 15)	10	(69)	344	248	(140)
Net income (loss)	(106)	(346)	(474)	(2,722)	(724)
Net loss (income) attributable to noncontrolling interests	(24)	32	36	(14)	91
Net income (loss) attributable to GE Vernova	(130)	(315)	(438)	(2,736)	(633)
Equipment
Sales	3,617	3,489	18,258	15,819	18,831
Cost of sales	3,693	3,575	18,705	16,972	18,654
Services
Sales	3,642	3,333	14,981	13,835	14,175
Cost of sales	$ 2,417	$ 2,328	$ 9,716	$ 9,224	$ 9,407